Revenue - Disclosure of geographical areas (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of geographical areas [line items]
Revenue	€ 5,686	€ 5,237	€ 4,743
France [member]
Disclosure of geographical areas [line items]
Revenue	554	557	493
Germany [member]
Disclosure of geographical areas [line items]
Revenue	1,339	1,217	1,042
United Kingdom [member]
Disclosure of geographical areas [line items]
Revenue	175	188	203
Switzerland [member]
Disclosure of geographical areas [line items]
Revenue	77	123	86
Other Europe [member]
Disclosure of geographical areas [line items]
Revenue	1,038	940	798
United States [member]
Disclosure of geographical areas [line items]
Revenue	1,897	1,691	1,511
Canada [member]
Disclosure of geographical areas [line items]
Revenue	107	78	68
Asia and Other Pacific [member]
Disclosure of geographical areas [line items]
Revenue	300	270	292
Other countries [member]
Disclosure of geographical areas [line items]
Revenue	€ 199	€ 173	€ 250